SCHEDULE OF DISAGGREGATION OF REVENUE BY BUSINESS SEGMENT (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Revenue from External Customer [Line Items]
Revenue from external customers	$ 30,771	$ 27,900
Cost of revenue	24,845	22,103
Gross profit	5,926	5,797
Operating expenses	4,824	3,998
Segment results	1,102	1,799
Segment assets	52,584	39,610	$ 39,592
Asia Pacific [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	25,540	21,511
Middle East Europe And Africa [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	2,480	3,556
Americas [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	2,751	2,833
Inneova Automotive [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	12,394	12,373
Cost of revenue	9,770	9,787
Gross profit	2,624	2,586
Operating expenses	2,089	2,306
Segment results	535	280
Segment assets	14,513	15,289
Inneova Industrial [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	15,446	15,499
Cost of revenue	12,926	12,316
Gross profit	2,520	3,183
Operating expenses	2,016	1,692
Segment results	504	1,491
Segment assets	25,293	24,321
Inneova Engineering [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	2,730
Cost of revenue	2,149
Gross profit	581
Operating expenses	535
Segment results	46
Segment assets	12,778	(0)
Inneova Corporate [Member]
Revenue from External Customer [Line Items]
Operating expenses	184
Segment results	(184)
Sale At Single Point Of Time [Member] | Inneova Automotive [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	12,394	12,373
Product Sale At Single Point Of Time [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	30,570	27,892
Product Sale At Single Point Of Time [Member] | Inneova Industrial [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	15,446	15,499
Product Sale At Single Point Of Time [Member] | Inneova Engineering [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	2,730
Service [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	201	28
Gross profit	201	28
Segment results	$ 201	$ 28